Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VARIABLE INSURANCE PRODUCTS FUND IV
02.28 VIP Real Estate Portfolio Initial, Service, Service 2 PRO-08 | Real Estate Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class:VIP Real Estate Portfolio/Initial Class, Service Class, Service Class 2
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy and hold interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees
(fees paid directly from your investment)	rr_ShareholderFeeOther
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 83% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Normally investing primarily in common stocks. Normally investing at least 80% of assets in securities of companies principally engaged in the real estate industry and other real estate related investments. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Normally investing at least 80% of assets in securities of companies principally engaged in the real estate industry and other real estate related investments.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments. Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Real Estate Industry Concentration. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry. The value of securities of issuers in the real estate industry can be affected by changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, and the management skill and creditworthiness of the issuer. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund. You could lose money by investing in the fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower. Past performance is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
02.28 VIP Real Estate Portfolio Initial, Service, Service 2 PRO-08 | Real Estate Portfolio | VIP Real Estate Portfolio-Initial VIP
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.53%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual operating expenses	rr_ExpensesOverAssets	0.66%
1 year	rr_ExpenseExampleYear01	$ 67
3 years	rr_ExpenseExampleYear03	211
5 years	rr_ExpenseExampleYear05	368
10 years	rr_ExpenseExampleYear10	$ 822
2011	rr_AnnualReturn2011	8.09%
2012	rr_AnnualReturn2012	18.57%
2013	rr_AnnualReturn2013	1.82%
2014	rr_AnnualReturn2014	30.18%
2015	rr_AnnualReturn2015	3.71%
2016	rr_AnnualReturn2016	5.75%
2017	rr_AnnualReturn2017	4.07%
2018	rr_AnnualReturn2018	(6.22%)
2019	rr_AnnualReturn2019	23.22%
2020	rr_AnnualReturn2020	(6.55%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.90%)
02.28 VIP Real Estate Portfolio Initial, Service, Service 2 PRO-08 | Real Estate Portfolio | VIP Real Estate Portfolio-Service VIP
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.53%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual operating expenses	rr_ExpensesOverAssets	0.76%
1 year	rr_ExpenseExampleYear01	$ 78
3 years	rr_ExpenseExampleYear03	243
5 years	rr_ExpenseExampleYear05	422
10 years	rr_ExpenseExampleYear10	$ 942
02.28 VIP Real Estate Portfolio Initial, Service, Service 2 PRO-08 | Real Estate Portfolio | VIP Real Estate Portfolio-Service 2 VIP
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.53%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual operating expenses	rr_ExpensesOverAssets	0.91%
1 year	rr_ExpenseExampleYear01	$ 93
3 years	rr_ExpenseExampleYear03	290
5 years	rr_ExpenseExampleYear05	504
10 years	rr_ExpenseExampleYear10	$ 1,120
02.28 VIP Real Estate Portfolio Initial, Service, Service 2 PRO-08 | Real Estate Portfolio | Return Before Taxes | VIP Real Estate Portfolio-Initial VIP
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Initial Class
Past 1 year	rr_AverageAnnualReturnYear01	(6.55%)
Past 5 years	rr_AverageAnnualReturnYear05	3.51%
Past 10 years	rr_AverageAnnualReturnYear10	7.67%
02.28 VIP Real Estate Portfolio Initial, Service, Service 2 PRO-08 | Real Estate Portfolio | Return Before Taxes | VIP Real Estate Portfolio-Service VIP
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Service Class
Past 1 year	rr_AverageAnnualReturnYear01	(6.61%)
Past 5 years	rr_AverageAnnualReturnYear05	3.42%
Past 10 years	rr_AverageAnnualReturnYear10	7.56%
02.28 VIP Real Estate Portfolio Initial, Service, Service 2 PRO-08 | Real Estate Portfolio | Return Before Taxes | VIP Real Estate Portfolio-Service 2 VIP
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Service Class 2
Past 1 year	rr_AverageAnnualReturnYear01	(6.79%)
Past 5 years	rr_AverageAnnualReturnYear05	3.25%
Past 10 years	rr_AverageAnnualReturnYear10	7.40%
02.28 VIP Real Estate Portfolio Initial, Service, Service 2 PRO-08 | Real Estate Portfolio | SP001
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Past 1 year	rr_AverageAnnualReturnYear01	18.40%
Past 5 years	rr_AverageAnnualReturnYear05	15.22%
Past 10 years	rr_AverageAnnualReturnYear10	13.88%
02.28 VIP Real Estate Portfolio Initial, Service, Service 2 PRO-08 | Real Estate Portfolio | IXWEJ
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI US IMI Real Estate 25/50 Linked Index
Past 1 year	rr_AverageAnnualReturnYear01	(14.06%)
Past 5 years	rr_AverageAnnualReturnYear05	2.32%
Past 10 years	rr_AverageAnnualReturnYear10	7.15%